Consolidated Statement of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	SFr 5,229	SFr 4,198
Intangible assets	2	49
Total non-current assets	5,231	4,247
Short-term time deposits	10,405	85,565
Other current assets	1,985	2,525
Trade and other receivables	1,834	2,317
Cash and cash equivalents	82,653	63,874
Total current assets	96,876	154,281
Total assets	102,107	158,528
Shareholders' equity and liabilities
Share capital	4,037	4,036
Additional paid-in capital	389,179	384,875
Treasury share reserve	(1,129)	(981)
Cumulative losses	(311,753)	(246,293)
Total shareholders' equity	80,334	141,637
Trade and other payables	160	0
Lease liability	2,438	1,227
Employee benefits	8,147	4,879
Total non-current liabilities	10,746	6,106
Trade and other payables	1,767	1,859
Accrued expenses	8,055	7,709
Lease liability	1,206	1,217
Total current liabilities	11,027	10,785
Total liabilities	21,772	16,891
Total shareholders' equity and liabilities	SFr 102,107	SFr 158,528